As filed with the U.S. Securities and Exchange Commission on 07/08/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: December 1, 2019 through April 30, 2020

Item 1. Reports to Stockholders.

# SEMI-ANNUAL REPORT

April 30, 2020

**Pacer American Energy Independence ETF** *Ticker: USAI*

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds' reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

**PACER** ETFs

877-337-0500 ▪ **www.paceretfs.com**

Pacer American Energy Independence ETF

Pacer American Energy Independence ETF

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2020

Sector	Percentage of Net Assets
Transportation and Warehousing	42.9%
Utilities	35.8%
Mining, Quarrying, and Oil and Gas Extraction Total	14.7%
Wholesale Trade	5.7%
Short-Term Investments	1.1%
Liabilities in excess of Other Assets	-0.2%
Total	100.0%

Pacer American Energy Independence ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The American Energy Independence Total Return Index uses a proprietary, rules based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as liquid natural gas facilities, renewable energy transmission and storage infrastructure. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail, distribution, coal related activities, power generation or oil services. The Index may include small-, mid-, and large-capitalization companies.

The S&P 500 Total Return is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Annualized Returns(1)
(For the period ended April 30, 2020)

	One Year	Since Inception(2)
Pacer American Energy Independence ETF - NAV	-32.98%	-13.90%
Pacer American Energy Independence ETF - Market	-32.67%	-13.71%
American Energy Independence Index (3)	-32.32%	-13.00%
S&P 500 Index (3)	0.86%	5.87%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated March 31, 2020, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is December 12, 2017.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer American Energy Independence ETF

EXPENSE EXAMPLE
For the Period Ended April 30, 2020 (Unaudited)

As a shareholder of Pacer American Energy Independence ETF (the “Fund”), you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annual Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period(a)
Actual	0.75%	$1,000.00	$ 713.00	$ 3.48
Hypothetical(b)	0.75%	$1,000.00	$ 1,023.02	$ 4.11

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (182) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (336).

(b)	Assumes 5% return before expenses.

Pacer American Energy Independence ETF

SCHEDULE OF INVESTMENTS
April 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 74.1%

Energy — 23.3%
Enbridge, Inc.	18,467	$565,838
Gibson Energy, Inc.	21,392	304,755
Keyera Corp.	25,967	385,228
Pembina Pipeline Corp.	17,619	404,036
TC Energy Corp.	13,138	604,634
		2,264,491
Mining, Quarrying, and Oil and Gas Extraction — 3.4%
Hess Midstream LP - Class A	18,900	330,372

Pipelines — 38.3%(a)
Antero Midstream Corp.	71,051	337,492
Cheniere Energy, Inc. (a)	8,473	395,604
Equitrans Midstream Corp.	36,317	304,336
Inter Pipeline Ltd.	43,616	364,733
Kinder Morgan, Inc.	39,264	597,991
ONEOK, Inc.	19,972	597,762
Targa Resources Corp.	28,363	367,585
Williams Cos., Inc.	38,860	752,718
		3,718,221
Professional, Scientific, and Technical Services — 3.3%
Macquarie Infrastructure Corp.	11,510	317,561

TOTAL COMMON STOCKS (Cost $8,713,462)		6,630,645

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 25.0%

Mining, Quarrying, and Oil and Gas Extraction — 6.6%
Enterprise Products Partners LP	32,581	572,122
Western Midstream Partners LP	8,726	75,742
		647,864
Professional, Scientific, and Technical Services — 2.1%
MPLX LP	11,131	201,471

Transportation and Warehousing — 15.9%
Energy Transfer LP	52,934	444,646
EnLink Midstream LLC	147,957	328,465
Magellan Midstream Partners LP	6,418	263,972
NuStar Energy LP	4,268	51,984
Phillips 66 Partners LP	1,964	83,568
Plains GP Holdings LP - Class A	34,512	317,165
Rattler Midstream LP	44,392	302,754
Shell Midstream Partners LP	4,970	73,009
		1,865,563
Utilities — 2.5%
New Fortress Energy LLC (b)	18,941	244,907

	Shares	Value
Wholesale Trade — 0.4%
Holly Energy Partners LP	2,411	$35,514
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $4,015,465)		2,995,319

SHORT-TERM INVESTMENTS — 1.1%

Money Market Deposit Accounts, — 1.1%
U.S. Bank Money Market Deposit Account, 0.20% (c)	110,956	110,956
TOTAL SHORT-TERM INVESTMENTS (Cost $110,956)		110,956

TOTAL INVESTMENTS (Cost $12,839,883) — 100.2%		9,736,920
Liabilities in Excess of Other Assets — (0.2)%		(15,633)
NET ASSETS — 100.0%		$9,721,287

(a)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.See Note 8 in Notes to the Financial Statements.

(b)	Non-income producing security.
(c)	The rate shown is as of April 30, 2020.

For fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting use. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

Statement of Assets & Liabilities
April 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at Value*	$9,736,920
Interest and Dividends Receivable	90,219
Receivable for Investment Securities Sold	757,885
Total Assets	10,585,024

LIABILITIES
Management Fees Payable	4,340
Payable for distributions to shareholders	102,065
Payable for securities purchased	752,394
Due to Custodian	4,938
Total Liabilities	863,737

NET ASSETS	$9,721,287

NET ASSETS CONSIST OF:
Paid-in Capital	$14,965,992
Total Distributable Earnings (Accumulated Deficit)	(5,244,705)
Net Assets	$9,721,287
* Identified Cost:
Investments in Securities	$12,839,883

Net Asset Value
Net Assets	$9,721,287
Shares Outstanding (No Par Value)	650,000
Net Asset Value, Offering and Redemption Price per Share	$14.96

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

STATEMENT OF OPERATIONS
For the Period Ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Income:
Dividends*	$142,496
Interest	404
Total Investment Income	142,900

EXPENSES
Management fees	30,191
Total Expenses	30,191
Net Investment Income	112,709

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(1,369,778)
In-Kind Redemptions	143,619
Foreign Currencies	(748)
Total	(1,226,907)
Net Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,707,540)
Foreign Currencies	(133,872)
Total	(1,841,412)
Net Realized and Unrealized Gain (Loss) on Investments	(3,068,319)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,955,610)

* Net of Foreign withholding tax of	$10,194

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended April 30, 2020 (Unaudited)(b)	For the Year Ended November 30, 2019	For the Period Ended November 30, 2018 (c)
OPERATIONS
Net Investment Income	$112,709	$181,818	$135,122
Net Realized Gain (Loss) on investments	(1,226,907)	616,147	(142,992)
Change in Unrealized Appreciation (Depreciation) of Investments	(1,841,412)	(500,453)	(761,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,955,610)	297,512	(768,884)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(576,141)	(112,296)	(133,840)
Return of Capital	—	(626,154)	(88,652)
Total Distributions to Shareholders	(576,141)	(738,450)	(222,492)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,524,870	17,042,250	10,275,020
Payments for Shares Redeemed	(1,168,625)	(14,988,310)	—
Transaction Fees (see Note 1)	—	147	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	2,356,245	2,054,087	10,275,020
Net Increase (Decrease) in Net Assets	$(1,175,506)	$1,613,149	$9,283,644

NET ASSETS
Beginning of Period	$10,896,793	$9,283,644	$—
End of Period	$9,721,287	$10,896,793	$9,283,644

(a)	A summary of capital share transactions is as follows:

	Shares (d)	Shares (d)	Shares (d)
Subscriptions	200,000	700,000	400,000
Redemptions	(50,000)	(600,000)	—
Net Increase (Decrease)	150,000	100,000	400,000

(b)	For the period ended December 1, 2019 to April 30, 2020. See Note 1 to the Financial Statements.

(c)	Fund commenced operations on December 12, 2017. The information presented is from December12, 2017 to November 30, 2018.

(d)	Shares of Predecessor Fund converted into Fund Shares at the close of business on December 13, 2019. See Note 1 to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended April 30, 2020 (Unaudited)(h)		Year Ended November 30, 2019	Period Ended November 30, 2018(a)
Net Asset Value, Beginning of Period	$21.79		$23.21	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (b)	0.21		0.37	0.55
Net Realized and Unrealized Gain (Loss) on Investments (c)	(5.94)		(0.34)	(1.51)
Total from Investment Operations	(5.73)		0.03	(0.96)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(1.10)		(0.22)	(0.50)
Return of Capital	—		(1.23)	(0.33)
Total Distributions	(1.10)		(1.45)	(0.83)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—		0.00 (d)	—

Net Asset Value, End of Period	$14.96		$21.79	$23.21
Total return	-28.70	%(e)	-0.13%	-4.06	%(e)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$9,721		$10,897	$9,284

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(f)	0.75%	0.75	%(f)
Net Investment Income to Average Net Assets	0.00	%(f)(i)	1.58%	2.25	%(f)
Portfolio Turnover Rate (g)	16	%(e)	26%	61	%(e)

(a)	Commencement of operations on December 12, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Represents less than $0.005.
(e)	Not annualized.
(f)	Annualized.
(g)	Excludes the impact of in-kind transactions.
(h)	For the period ended December 1, 2019 to April 30, 2020. See Note 1 to the Financial Statements.
(i)	Represents less than 0.005%.

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

USAI is a series of Pacer Funds Trust, consisting of multiple investment series organized as a Delaware statutory trust organized on August 12, 2014. All Funds, except USAI, fiscal year ends are April 30th and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the American Energy Independence Index (the “Index”). The Fund commenced operations on December 12, 2017. The Fund is a non-diversified series of the Trust.

The Fund is the successor in interest to American Energy Independence ETF (the “Predecessor Fund”) having the same investment objective that was included as a series of another investment company, ETF Series Solutions that was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC. On December 10, 2019, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into Pacer American Energy Independence ETF, and effective as of the close of business on December 13, 2019, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Pacer Advisors, Inc. (the “Adviser”). The fiscal year end of the Predecessor Fund was November 30. The reporting period covered by this annual report for the Fund is December 1, 2019 through April 30, 2020. Operations prior to December 16, 2019 were for the Predecessor Fund. The net assets were $11,300,062, including ($873,236) of net unrealized depreciation, ($556,632) of undistributed (accumulated) net investment income, and $479,349 of undistributed (accumulated) net realized gain and shares outstanding were 500,000, all of which were transferred into the Trust at NAV at the close of business on December 13, 2019.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $250 for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.

Investment Valuation. Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official

Pacer American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on are

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,630,645	$—	$—	$6,630,645
Master Limited Partnerships and Related Companies	2,995,319	—	—	2,995,319
Short-Term Investments	110,956	—	—	110,956
Total Investments in Securities	$9,736,920	$—	$—	$9,736,920

^ See Schedule of Investments for breakout of investments by industry breakouts.

During the period ended April 30, 2020, the Fund did not recognize any transfers to or from Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of

Pacer American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

and during the fiscal period ended November 30, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended April 30, 2020, the Fund did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investment in MLPs may be characterized as ordinary income or return of capital. The proper characterization of MLP distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of MLP investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund is declared and paid on a monthly basis. Distributions from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended November 30, 2019, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(995,446)	$995,446

During the fiscal year ended November 30, 2019, the Fund realized $995,446 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Prior to December 16, 2019, SL Advisors, LLC served as the investment advisor to the Predecessor Fund. The Adviser administers the Fund’s business

Pacer American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

For the period December 1, 2019 to December 13, 2019, the Predecessor Fund was obligated to pay SL Advisors, LLC 0.75% at an annual rate based on the Predecessor Fund’s average daily net assets.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Adviser. The Fund did not pay any fees or commissions to the Distributor during the fiscal period ended April 30, 2020. Prior to December 16, 2019, Quasar Distributors, LLC acted as the Predecessor Fund’s principal underwriter.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Fund has entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.

NOTE 5 – INVESTMENT TRANSACTIONS

For the period ended April 30, 2020, the aggregate purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions were as follows:

Purchases	Sales
$ 2,968,239	$ 4,941,616

For the period ended April 30, 2020, in-kind transactions associated with creations and redemptions are as follows:

Purchases	Sales
$ 386,011	$ 1,171,460

For the period ended April 30, 2020, there were no long-term purchases or sales of U.S. Government Securities for the Fund.

For the period ended April 30, 2020, the Fund did not pay any in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of Penserra Capital Management LLC, the Sub-Adviser to the Predecessor Fund.

NOTE 6 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at November 30, 2019 were as follows:

Tax cost of investments	$12,241,811
Gross tax unrealized appreciation	$326,042
Gross tax unrealized depreciation	(1,681,499)
Net tax unrealized appreciation (depreciation)	(1,335,457)
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated (loss)	(357,497)
Total accumulated (loss)	$(1,712,954)

The differences between cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and partnership basis adjustments. Under tax law, certain capital and foreign currency losses realized after October 31 and certain ordinary losses realized after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At November 30, 2019, the Fund, on a tax basis, did not defer any post-October or late year ordinary losses.

Pacer American Energy Independence ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited) (Continued)

At November 30, 2019, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$ 234,805	$ 122,670	Indefinite

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal year ended November 30, 2019, was as follows:

Ordinary Income	Return of Capital
$ 112,296	$ 626,154

The tax character of distributions paid by the Fund during the fiscal period ended November 30, 2018, was as follows:

Ordinary Income	Return of Capital
$ 133,840	$ 88,652

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the ASU 2018-13 and has decided to adopt the disclosure framework.

NOTE 9 – SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below:

On June 26, 2020, the Fund declared distributions from ordinary income to shareholders of record as of June 29, 2020, payable July 1, 2020, as follows:

Ordinary Income	Per Share Amount
$28,324.01	$0.03147112

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value an liquidity of each Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Pacer American Energy Independence ETF

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended November 30, 2019 was 100%.

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. The Fund’s portfolio holdings are posted on its website at wwwPacerETFs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.PacerETFs.com. Information how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUND

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held in-person meetings on October 8 and October 21, 2019 (together, the “Meetings”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) relating to Pacer American Energy Independence ETF (the “Fund”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement at the Meetings, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meetings, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding the Fund’s proposed expenses relative to the expenses of other comparable funds. At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality, and extent of services that the Advisor is prepared to provide to the Fund under consideration; (5) the advisory fee payable by the Fund to the Advisor for its services; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of

Pacer American Energy Independence ETF

ADDITIONAL INFORMATION
(Unaudited) (Continued)

other funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at each of the Meetings to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement.

In considering the approval of the Investment Advisory Agreement at the Meetings, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent, and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to the Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Fund; and (iii) potential economies of scale.

●

Nature, Extent, and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and proposed investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. The Trustees reviewed the management team at the Advisor that would be responsible for managing the Fund, including staffing, skills, and compensation program, and considered various other portfolios advised by the Advisor.

Based on its review, the Board determined that the Advisor was capable of providing all necessary advisory services required by the Fund, as indicated by the Advisor’s management capabilities, the professional qualifications, and experience of its portfolio management personnel and the performance of the Fund relative to comparable funds managed by other investment advisers (the “Peer Group”) and other products managed by the Advisor with similar investment objectives and strategies as the Fund. The Board also considered other services provided to the Fund by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent ,and quality of the services provided and to be provided to the Fund by the Advisor.

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratios of the Fund with the expense ratios of the ETFs and other funds in the Fund’s Peer Group. The Board compared the Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except interest, taxes, brokerage commissions, and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Fund, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

●	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Fund may grow in the future.

Based on its deliberations and its evaluation of the information described above, at the Meetings, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; and (c) agreed to approve the Investment Advisory Agreement as to the Fund for a term of two years. In its deliberations at the Meetings, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling, or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Fund is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.

Pacer American Energy Independence ETF

ADDITIONAL INFORMATION
(Unaudited) (Continued)

The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee , Chairman, President and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)	23	Director, First Cornerstone Bank (2000-2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	23	None
Jonathan H. Newman, Sr. Born: 1962	Trustee	Indefinite Term; since 2015	CEO and Chairman, Newman Wine & Spirits (since 2007)	23	None
Dennis J. Ryan Born: 1947	Trustee	Indefinite Term; since 2017	Principal/Owner, Brendan Abstract Company, Inc. (title insurance) (since 1999)	23	None
Officers who are not Trustees:
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)	N/A	None
Bruce Kavanaugh Born: 1964	Secretary	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2004), Vice President, Pacer Financial, Inc. (since 2004)	N/A	None
Perpetua Seidenberg Gateway Corporate Center, Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1990	Chief Compliance Officer and AML Officer	Indefinite Term; since 2018	Compliance Director, Vigilant Compliance, LLC (an investment management services company) (since 2014); Auditor, PricewaterhouseCoopers (2012-2014)	N/A	None

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Pacer American Energy Independence ETF

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor inaccordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

NOTE 7 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd. was previously the principal accountant for USAI. On December 13, 2019 that firm resigned, and Sanville & Company was engaged as principal accountants. The decision to change accountants was approved by the audit committee of the Board of Trustees. During the fiscal year ended November 30, 2019, there were no: (1) disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audit reports of Cohen & Company, Ltd. on the financial statements of USAI as of and for the year ended November 30, 2019 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Index Provider SL Advisors, LLC 220 Lenox Avenue, Suite 303 Westfield, New Jersey 07090
Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Custodian U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, WI 53212

Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 137 Airdale Road Bryn Mawr, PA 19010

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title	/s/ Joe Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	7/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	7/6/2020

By (Signature and Title)*	/s/ Sean O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date	7/6/2020

*	Print the name and title of each signing officer under his or her signature.